Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) - Common Stock [Member] - shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Number of sevice issued, shares	793,883	1,259,106
Cancellation and settlement agreement, shares		51,507,749
Common Stock issued shares	222,222,000
Emergen Energy LLC [Member]
Equity interest percentage	100.00%